Label	Element	Value
Innovator Premium Income 30 Barrier ETF® - January | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.20%
Innovator Premium Income 30 Barrier ETF® - January | S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,067.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Innovator Premium Income 30 Barrier ETF® - January | S&P 500 Mini Index, Expiration: 12/31/2025; Exercise Price: $412.68 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Premium Income 30 Barrier ETF® - January | S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,126.79 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.30%)